Related parties	12 Months Ended
Dec. 31, 2023
Related parties
Related parties
28	Related parties

The Group’s transactions with related parties as detailed below are mainly comprised of compensation to directors and key-management personnel, transactions with associates and transactions with entities which are controlled by or under joint control of those which retain significant influence over the Company.

(a)	Associates:

(i)	Transactions:

			2023	2022	2021
	Note		US $ in millions

Other operating income	19		0.2	0.4	0.4

Operating expenses and cost of services	18		3.4	11.0	6.0

Finance income	24(a	)	0.2	0.1

(ii)	Balances:

		2023	2022
	Note	US $ in millions

Trade and other receivables	9	13.3	18.5

Trade and other payables	15	0.4	0.3

(b)	Key management personnel (*):

	2023	2022	2021
	US $ in millions

Short-term employee benefits	3.7	5.6	5.9

Share-based compensation	4.0	5.7	9.4

Long-term employee benefits	0.4	0.5	0.5

(*) See also Notes 12(c), 14(i) and 14(j).

(c)	Other related parties (excluding those detailed in (a)-(b) above)

(i)	Transactions:

			2023	2022	2021
	Note		US $ in millions

Income from voyages and related services	17		5.1	19.5	16.8
Operating expenses and cost of services	18			1.4	5.0
Finance expenses	24(b	)	4.3	4.4	7.7

(ii)	Transactions with directors:

	2023	2022	2021
	US $ in millions

Directors fees	1.0	1.1	1.2
Share-based compensation	1.0	1.7

(iii)	Balances:

		2023	2022
	Note	US $ in millions

Trade and other receivables	9	0.9	2.4
Trade and other payables	15	0.2	0.2
Lease liabilities (*)	8	57.1	41.4

(*) Includes lease liabilities for which the Group paid (principal and interest) US$ 38 million and US$ 64 million during the year ended December 31, 2023 and 2022 respectively.

(d)	Transactions with relate parties were carried out in common market terms in the ordinary course of business. Regarding commitments to related parties, see also Note 26.